INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (c) — 45.7%
Communication Services — 1.6%
77,866	Grupo Clarin, Class B (b)	43,047
129,945	Loral Space & Communications, Inc. (a)(b)	4,199,822

		4,242,869

Consumer Discretionary — 4.2%
13,500	MercadoLibre, Inc. (a)(b)	7,721,190
718	Toys ‘R’ Us (b)	179,450
718	Tru Kids, Inc. (b)	3,409,550

		11,310,190

Energy — 7.0%
5,000	Continental Resources, Inc. (a)	171,500
29,751	NextDecade Corp. (a)(b)	182,671
53,200	Plains GP Holdings, Class A (a)	1,008,140
113,000	Targa Resources (a)	4,613,790
121	Transocean (a)(b)	833
537,700	Williams Cos., Inc. (a)	12,754,244

		18,731,178

Financial — 2.2%
100,000	FGL Holdings (a)	1,065,000
188,858	Grupo Supervielle SA ADR (a)	694,998
280,500	IRB Brasil Resseguros S (a)	2,715,956
175,900	Itau Unibanco Holding ADR (a)	1,609,485

		6,085,439

Industrials — 1.3%
38,549	American Airlines Group, Inc. (a)	1,105,585
87,855	GL Events (a)	2,371,741

		3,477,326

Information Technology — 3.8%
196,988	Avaya Holdings Corp. (a)(b)	2,659,338
3,406	Black Knight, Inc. (a)(b)	219,619
181,950	StoneCo, Class A (a)(b)	7,257,985

		10,136,942

Utilities — 25.6%
202,250	Central Puerto ADR (a)	982,935
1,150	NRG Energy, Inc. (a)	45,712
109,400	Pampa Energia ADR (a)(b)	1,797,442
2,836,900	Vistra Energy Corp. (a)	65,220,331
45,830	Voltalia (a)(b)	671,345

		68,717,765

	Total Non-U.S. Equity (Cost $158,612,590)	122,701,709

U.S. Equity — 28.5%
Communication Services — 17.6%
48,209	Clear Channel Outdoor Holdings, Inc., Class A (a)(b)	137,878
169,531	TerreStar Corporation (b)(d)(e)(f)(g)	46,988,907

		47,126,785

Consumer Discretionary — 1.1%
141,215	K12, Inc. (a)(b)	2,873,725
698	Lennar Corp., Class B (a)	31,201

		2,904,926

Shares		Value ($)
U.S. Equity (continued)
Healthcare — 4.1%
15,200	Aerie Pharmaceuticals, Inc. (a)(b)	367,384
232,800	Heron Therapeutics, Inc. (a)(b)	5,470,800
89,400	Patterson (a)	1,830,912
57,200	Portola Pharmaceuticals, Inc. (a)(b)	1,365,936
56,009	Quorum Health Corp. (a)(b)	53,550
120,900	Surgery Partners, Inc. (a)(b)	1,892,690
2,800	Ultragenyx Pharmaceutical, Inc. (a)(b)	119,588

		11,100,860

Materials — 1.4%
730,484	MPM Holdings, Inc. (b)	3,652,420

Real Estate — 4.3%
61,625	Brookdale Senior Living, Inc. (a)(b)	448,014
70,700	City Office, REIT (a)	955,864
300,100	GAF REIT (b)(d)(e)(f)	3,001,022
114,300	Independence Realty Trust, Inc., REIT (a)	1,609,344
101,918	Jernigan Capital, Inc., REIT (a)	1,950,710
62,710	NexPoint Residential Trust, REIT (a)(f)	2,821,950
44,387	RAIT Financial Trust, REIT (a)(b)	1,554
280,000	United Development Funding IV, REIT (a)	817,600

		11,606,058

	Total U.S. Equity (Cost $90,856,068)	76,391,049

Non-U.S. Master Limited Partnerships (c) — 18.1%
Energy — 18.1%
1,588,500	Energy Transfer LP (a)	20,380,455
5,334,017	Highland Energy MLP Fund, Class Y (f)	13,495,063
367,600	MPLX LP (a)	9,359,096
10,400	Shell Midstream Partners LP (a)	210,184
255,500	Western Midstream Partners LP (a)	5,030,795

	Total Non-U.S. Master Limited Partnerships (Cost $95,400,299)	48,475,593

Principal Amount $
U.S. Senior Loans (h) — 12.1%
Communication Services — 5.5%
14,734,734	TerreStar Corporation, Term Loan A, 11.000% PIK 02/27/20 (d)(e)(f)	14,705,264

Energy — 5.1%
23,743,431	Fieldwood Energy LLC, Closing Date Loan, 2nd Lien, VAR LIBOR USD 3 Month+7.250%, 04/11/23	13,667,313

Retail — 0.6%
1,947,729	Academy, Ltd., Initial Term Loan, VAR LIBOR USD 3 Month+4.000%, 07/01/22	1,611,551

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (continued)
Service — 0.8%
2,500,000	Advantage Sales & Marketing Inc., Term Loan, 2nd Lien, VAR LIBOR USD 3 Month+6.500%, 07/25/22	2,235,425

Utilities — 0.1%
471,039,553	Texas Competitive Electric Holdings Co., LLC, Extended Escrow Loan (i)	259,072

	Total U.S. Senior Loans (Cost $53,759,081)	32,478,625

Non-U.S. Government Bond — 11.4%
Sovereign — 11.4%
62,500,000	Argentine Republic Government International Bond 3.75%, 5.25%, 03/31/29, 12/31/38 (a)(c)(j)	30,684,063

	Total Non-U.S. Government Bond (Cost $30,343,904)	30,684,063

Shares
Non-U.S. Registered Investment Companies (c)(f) — 8.1%
10,000	BB Votorantim Highland Infrastructure LLC (d)(e)	3,485,382
544,599	Highland Merger Arbitrage Fund, Class Z	10,603,342
436,131	NexPoint Strategic Opportunities Fund (a)	7,723,880

	Total U.S. Registered Investment Companies (Cost $24,669,806)	21,812,604

U.S. LLC Interest — 5.5%
Real Estate — 5.5%
6,773,494	SFR WLIF I, LLC (d)(e)(f)	6,674,059
4,437,497	SFR WLIF II, LLC (d)(e)(f)	4,395,696
3,789,008	SFR WLIF III, LLC (d)(e)(f)	3,706,863

	Total U.S. LLC Interest (Cost $15,000,000)	14,776,618

Principal Amount $
Non-U.S. Asset-Backed Securities (c) — 4.4%
4,000,000	Acis CLO, Ltd., Series 2014-3A, Class E VAR ICE LIBOR USD 3 Month+4.750%, 6.66%, 2/1/2026 (k)(l)	3,444,400

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Securities (continued)
4,000,000	Acis CLO, Ltd., Series 2014-4A, Class F VAR ICE LIBOR USD 3 Month+5.150%, 7.06%, 5/1/2026 (k)(l)	3,122,200
3,500,000	Acis CLO, Ltd., Series 2014-5A, Class E1 VAR ICE LIBOR USD 3 Month+6.520%, 8.43%, 11/1/2026 (k)(l)	2,695,000
2,500,000	Acis CLO, Ltd., Series 2014-4A, Class E VAR ICE LIBOR USD 3 Month+4.800%, 6.71%, 5/1/2026 (k)(l)	2,137,500
180,119	Highland Park CDO I, Ltd., Series 2006-1A, Class A2 VAR LIBOR USD 3 Month+0.400%, 3.05%, 11/25/2051 (l)	180,085
311,866	Pamco Cayman, Ltd., Series 1997-1A, Class B 7.91%, 8/6/2013 (d)(e)	116,357

	Total Non-U.S. Asset-Backed Securities (Cost $12,977,790)	11,695,542

Shares
U.S. Preferred Stock — 3.9%
Financial — 1.3%
127,751	Federal Home Loan Mortgage (a)(b)(m)	2,296,583
58,233	Federal National Mortgage Association (a)(b)(m)	1,140,987

		3,437,570

Real Estate — 2.6%
370,968	Braemar Hotels & Resorts, Inc., REIT (a)(b)(m)	7,048,392

	Total U.S. Preferred Stock (Cost $9,275,244)	10,485,962

Principal Amount ($)
U.S. Agency Collateralized Mortgage Obligation — 3.7%
10,006,124	FREMF Mortgage Trust, Series 2019-KF60, Class C VAR LIBOR USD 1 Month+6.000%, 7.70%, 2/25/2026 (k)	9,986,111

	Total U.S. Agency Collateralized Mortgage Obligation (Cost $9,991,279)	9,986,111

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Global Allocation Fund

Units		Value $
U.S. Rights — 3.1%
Utilities — 3.1%
7,905,143	Texas Competitive Electric Holdings Co., LLC	8,316,210

	Total U.S. Rights (Cost $22,029,102)	8,316,210

Principal Amount $
Non-U.S. Corporate Bonds & Notes (c) — 1.3%
Communication Services — 0.4%
315,654	iHeartCommunications, Inc. 6.38%, 05/01/26	343,076
584,493	8.38%, 05/01/27	646,946

		990,022

Energy — 0.9%
37,083,000	Ocean Rig UDW, Inc. 7.25%, 04/01/19 (d)(e)(n)	2,558,727
290	Sable Permian Resources Land 7.38%, 11/01/21	63

		2,558,790

	Total Non-U.S. Corporate Bonds & Notes (Cost $32,028,540)	3,548,812

Shares
U.S. Exchange-Traded Fund — 0.6%
18,900	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index (a)	1,735,020

	Total U.S. Exchange-Traded Fund (Cost $1,781,518)	1,735,020

Principal Amount $
U.S. Corporate Bonds & Notes — 0.4%
Real Estate — 0.1%
400,000	CBL & Associates 5.95%, 12/15/26 (a)	240,929

Principal Amount ($)		Value ($)
U.S. Corporate Bonds & Notes (continued)
Utilities — 0.3%
151,234,000	Texas Competitive Electric Holdings Co., LLC (n)	725,923
9,346,000	Texas Competitive Electric Holdings Co., LLC (n)	44,861
3,000,000	Texas Competitive Electric Holdings Co., LLC (n)	9,750

		780,534

	Total U.S. Corporate Bonds & Notes (Cost $2,032,504)	1,021,463

Non-U.S. Senior Loan (h) — 0.3%
Communication Services — 0.3%
910,672	iHeartCommunications Inc., Initial Term Loan, 1st Lien 05/01/26 (a)(c)(n)	919,588

	Total Non-U.S. Senior Loan (Cost $3,299,425)	919,588

Units
U.S. Warrants — 0.2%
Healthcare — 0.2%
42,032	HLS Therapeutics, Inc., Expires 12/31/2049(b)(d)(e)	461,511

	Total U.S. Warrants (Cost $—)	461,511

Non-U.S. Warrants (c) — 0.1%
Communication Services — 0.0%
1,109	iHeartCommunications, Inc., Expires 05/01/2039	17,017

Industrials — 0.1%
1,260,362	American Airlines, (b)	292,026

Information Technology — 0.0%
38,742	Avaya Holdings, Expires 12/15/2022(b)	48,427

	Total Non-U.S. Warrants (Cost $77,464)	357,470

	Total Investments - 147.4%	395,847,950

	(Cost $562,134,614)

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Global Allocation Fund

Shares		Value ($)
Securities Sold Short (o) — (29.9)%
U.S. Exchange-Traded Fund — (0.7)%
(25,500)	Direxion Daily Small Capital Bull 3X Shares (p)	(1,835,745)

	Total U.S. Exchange-Traded Fund (Proceeds $1,510,274)	(1,835,745)

Non-U.S. Equity (c) — (7.4)%
Communication Services — (1.5)%
(80,000)	Nintendo Co, Ltd. ADR	(3,992,000)

Energy — (1.5)%
(66,250)	Cheniere Energy, Inc.	(4,045,887)

Healthcare — (4.4)%
(80,000)	Zimmer Holdings, Inc.	(11,974,400)

	Total Non-U.S. Equity (Proceeds $12,275,210)	(20,012,287)

U.S. Equity — (21.8)%
Communication Services — (8.4)%
(69,650)	Netflix, Inc.	(22,536,651)

Consumer Discretionary — (0.6)%
(43,600)	Harley-Davidson	(1,621,484)

Healthcare — (12.8)%
(490,150)	Boston Scientific Corp.	(22,164,583)
(58,000)	Stryker Corp.	(12,176,520)

		(34,341,103)

	Total U.S. Equity (Proceeds $21,755,594)	(58,499,238)

	Total Securities Sold Short- (29.9)% (Proceeds $35,541,078)	(80,347,270)

Other Assets & Liabilities, Net - (17.5)%		(47,016,539)

Net Assets - 100.0%		268,484,141

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $228,724,384.
(b)	Non-income producing security.
(c)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(d)

Securities with a total aggregate value of $86,093,788, or 32.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $86,093,788, or 32.1% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2019. Please see Notes to Investment Portfolio.

(f)	Affiliated issuer. Assets with a total aggregate market value of $117,601,428, or 43.8% of net assets, were affiliated with the Fund as of December 31, 2019.
(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$48,015,562	$46,988,907	17.5%

(h)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of December 31, 2019, the LIBOR USD 3 Month rate was 1.91%. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(i)	Represents value held in escrow pending future events. No interest is being accrued.
(j)	Step Bond - Represents the current rate, the step rate, the step date and the final maturity date.
(k)	As of December 30, 2019, investments with a total aggregate value of $13,300,000 were fully or partially segregated with broker(s)/ custodian as collateral for reverse repurchase agreements.

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of December 31, 2019	Highland Global Allocation Fund

(l)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 3 months equal to 1.91%.

(m)	Perpetual security with no stated maturity date.
(n)	The issuer is, or is in danger of being, in default of its payment obligation.
(o)	As of December 31, 2019, $63,330,117 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.
(p)	No dividend payable on security sold short.

Futures contracts outstanding as of December 31, 2019 were as follows:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation	Value
Short Futures:
S&P 500 Index E-MINI	March 2020	(420)	$(66,064,700)	$(1,788,400)	$(1,788,400)

The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the period ended December 31, 2019 was $3,534,125 at a weighted average interest rate of 3.22%.

Counterparty	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount $	Principal Amount $	Value $
BNP	Acis CLO, Ltd., Series 2014-3A, Class E, VAR LIBOR USD 3 Month+4.750%, 6.66%, 2/1/2026	3.14	10/17/2019	1/17/2020	1,814,444	4,000,000	1,800,000
BNP	Acis CLO, Ltd., Series 2014-4A, Class E, VAR LIBOR USD 3 Month+4.800%, 6.71%, 5/1/2026	3.14	10/17/2019	1/17/2020	1,134,028	2,500,000	1,125,000
BNP	Acis CLO, Ltd., Series 2014-4A, Class F, VAR LIBOR USD 3 Month+5.150%, 7.06%, 5/1/2026	3.24	10/17/2019	1/17/2020	1,209,936	4,000,000	1,200,000
BNP	Acis CLO, Ltd., Series 2014-5A, Class E1, VAR LIBOR USD 3 Month+6.520%, 8.43%, 11/1/2026	3.14	10/17/2019	1/17/2020	1,693,481	3,500,000	1,680,000
BNP	FREMF Mortgage Trust., Series 2019-KF60, Class C, VAR LIBOR USD 1 Month+6.000%, 7.70%, 2/25/2026	3.30	10/10/2019	1/10/2020	7,558,208	9,989,994	7,495,000

Total Reverse Repurchase Agreements						23,989,994	13,300,000